CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical)	3 Months Ended
Mar. 31, 2024 shares
Shares returned from options exercised, correction of clerical error (in shares)	(7,847)
Common stock
Exercise of options (in shares)	2,906